Schedule of Investments
September 30, 2022 (unaudited)
Manor Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 88.08%

Beverages - 3.43%
PepsiCo, Inc.	1,421	231,992

Cable & Other Pay Television Services - 2.19%
Charter Communications, Inc. Class A (2)	491	148,945

Cogeneration Services & Small Power Producers - 1.22%
The AES Corp.	3,674	83,032

Computer Storage Devices - 1.87%
NetApp, Inc.	2,054	127,040

Converted Paper & Paperboard Products (No Container/Boxes) - 5.74%
Avery Dennison Corp.	2,396	389,829

Crude Petroleum & Natural Gas - 6.57%
Devon Energy Corp.	7,411	445,623

Engines & Turbines - 3.63%
Cummins, Inc.	1,209	246,044

Fire, Marine & Casualty Insurance - 2.22%
Chubb Ltd. (Switzerland)	827	150,415

Hospital & Medical Service Plans - 5.62%
Elevance Health, Inc.	839	381,107

Life Insurance - 2.21%
Metlife, Inc.	2,465	149,823

National Commercial Banks - 6.17%
JP Morgan Chase & Co.	1,814	189,563
PNC Financial Services Group, Inc.	1,535	229,360

		418,923

Operative Builders - 4.66%
D.R. Horton, Inc.	4,695	316,208

Petroleum Refining - 4.28%
Valero Energy Corp.	2,721	290,739

Pharmaceutical Preparations - 3.85%
AbbVie, Inc.	1,945	261,038

Retail-Drug Stores and Proprietary Stores - 1.90%
CVS Health Corp.	1,352	128,940

Retail-Grocery Stores - 2.13%
The Kroger Co.	3,309	144,769

Retail-Lumber & Other Building Materials Dealers - 3.43%
Lowes Cos., Inc.	1,238	232,509

Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems & Instruments - 3.99%
Northrop Grumman Corp.	576	270,904

Semiconductors & Related Devices - 11.58%
Applied Materials, Inc.	3,885	318,298
Microchip Technology, Inc.	4,553	277,870
Skyworks Solutions, Inc.	2,225	189,726

		785,894

Services-Business Services - 1.52%
Fidelity National Information Services, Inc.	1,369	103,455

Services-Prepackaged Software - 4.93%
Microsoft Corp.	1,438	334,910

Transportation Services - 2.20%
Booking Holdings, Inc. (2)	91	149,532

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 2.74%
AmerisourceBergen Corp.	1,375	186,079

Total Common Stock	(Cost $ 3,209,281)	5,977,750

Real Estate Investment Trusts - 3.34%

Equinix, Inc.	399	226,967

Total Real Estate Investment Trusts	(Cost $ 148,511)	226,967

Money Market Registered Investment Companies - 8.65%

First American Government Obligation Fund Class Z - 2.7353% (3)	586,726	586,726

Total Money Market Registered Investment Companies	(Cost $ 586,726)	586,726

Total Investments - 100.07%	(Cost $ 3,944,518)	6,791,443

Liabilities in Excess Of Other Assets- -.07%		(4,790)

Total Net Assets - 100.00%		6,786,653

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$6,791,443	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$6,791,443	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.